Other Current Liabilities (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) shares	Aug. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) shares
Other Current Liabilities
Accrued payroll and employee-related costs				¥ 88,469,812		¥ 47,194,542
Payable for acquisition of property and equipment				139,578,631		172,981,034
Guarantee deposits				11,695,000		6,620,000
Accrued marketing expenses				11,901,810		10,639,627
Sundry taxes payable				6,707,784		2,329,431
Accrued professional service fee				9,076,767		8,205,320
Accrued offering costs				4,039,468		9,164,827
Accrued rental expenses				4,242,805		3,210,387
Other accrual expenses				34,742,278		25,733,407
Total other current liabilities				310,454,355		¥ 286,078,575
Service fees | $	$ 1,000,000	$ 2,000,000	$ 3,000,000
Fair value of the options granted				¥ 4,039,468	$ 580,000
Ordinary shares, issued | shares		200,000		149,181,538		124,193,929